Bank Borrowings	12 Months Ended
Dec. 31, 2024
Bank Borrowings
Bank Borrowings

15. Bank Borrowings

Bank borrowings consisted of the following:

	December 31,
	2024	2023

	(in US$’000)
Current	23,372	31,155
Non-current	59,434	48,189
	82,806	79,344

The weighted average interest rate for outstanding bank borrowings for the years ended December 31, 2024 and 2023 was 3.02% per annum and 3.41% per annum respectively. The carrying amounts of the Group’s outstanding bank borrowings as at December 31, 2024 and 2023 were denominated in RMB.

(i)	Short-term working capital loan facility

In October 2024, a subsidiary entered into a short-term unsecured working capital loan facility with a bank in the amount of RMB300,000,000 (US$40,769,000) with an annual interest rate at the 1-year China Loan Prime Rate (“LPR”) less 0.82%. As at December 31, 2024, RMB163,119,000 (US$22,167,000) was drawn from the facility.

(ii)	10-year fixed asset loan facility

In October 2021, a subsidiary entered into a 10-year fixed asset loan facility agreement with the bank for the provision of a secured credit facility in the amount of RMB754,880,000 (US$102,586,000) with an annual interest rate at the 5-year China LPR less 0.8% (which was supplemented in June 2022) and interest payments commencing upon completion of the underlying construction in progress. This credit facility is guaranteed by the immediate holding company of the subsidiary and secured by the underlying leasehold land and buildings (Shanghai manufacturing facility). As at December 31, 2024 and 2023, RMB446,212,000 (US$60,639,000) and RMB344,840,000 (US$48,189,000) were utilized from the fixed asset loan facility respectively.

For the years ended December 31, 2024 and 2023, US$44,000 and US$1,047,000 were related to capitalized interest.

The Group’s bank borrowings are repayable as from the dates indicated as follows:

	December 31,
	2024	2023

	(in US$’000)
Not later than 1 year	23,372	31,155
Between 1 to 3 years	6,426	3,192
Between 3 to 4 years	8,033	2,872
Between 4 to 5 years	12,049	6,384
Later than 5 years	32,926	35,741
	82,806	79,344

As at December 31, 2024 and 2023, the Group had aggregate unutilized bank borrowing facilities of US$60,549,000 and US$68,069,000 respectively.